Contents of Significant Accounts - Movements in Present Value of Defined Benefit Obligation and Fair Value of Plan Assets (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ (4,392,723)	$ (4,665,498)
Service cost	(5,749)	(8,435)
Interest income (cost)	(69,844)	(55,986)
Subtotal	(75,593)	(64,421)
Arising from changes in demographic assumptions	0	(142,117)
Arising from changes in financial assumptions	(80,095)	98,669
Experience adjustments	28,043	20,669
Subtotal	(52,052)	(22,779)
Benefits paid	269,846	359,975
Ending balance	(4,250,522)	(4,392,723)
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	2,960,474	2,460,413
Interest income (cost)	47,071	29,525
Contribution by employer	449,449	619,281
Benefits paid	(269,846)	(359,975)
Return on plan assets, excluding amounts included in interest income	197,155	211,230
Ending balance	$ 3,384,303	$ 2,960,474